FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
Schedule of financial assets at fair value through other comprehensive income
	December 31,
	2018	2019
	RMB	RMB

Non–current assets
Unlisted equity instruments	1,323	1,431
Listed equity instruments	127	90

Current assets
Trade accounts receivable and bills receivable (i)	—	8,622
Balance as of December 31	1,450	10,143

Note:

(i) As of December 31, 2019, bills receivable and certain trade accounts receivable were classified as financial assets at FVOCI, as the Group's business model is achieved both by collecting contractual cash flows and selling of these assets.